Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Fidelity Women's Leadership ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership ETF
Class Name	Fidelity® Women's Leadership ETF
Trading Symbol	FDWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Women's Leadership ETF for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Women's Leadership ETF	$ 64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by picks in the consumer discretionary sector. Stock selection in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Nvidia gained approximately 150% and was the top individual relative contributor. The stock was among our largest holdings. An overweight in Williams-Sonoma (+128%) also contributed, as did avoiding Unity Software, a benchmark component that returned about -64%.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, utilities and materials.
•Not owning Godaddy, a benchmark component that gained roughly 89%, was the biggest individual relative detractor. Not owning Fair Isaac, a benchmark component that gained  91%, was the second-largest relative detractor. Another notable relative detractor was an overweight in Estee Lauder (-43%).
•Notable changes in positioning include higher allocations to the consumer discretionary and communication services sectors.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through July 31, 2024. Initial investment of $10,000. Fidelity® Women's Leadership ETF $10,000 $10,253 $8,803 $9,945 MSCI USA Women's Leadership Index $10,000 $10,293 $8,844 $9,658 Russell 3000® Index $10,000 $10,297 $9,540 $10,746 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Women's Leadership ETF - NAV A 15.82% 4.62% Fidelity® Women's Leadership ETF - Market Price B 16.09% 4.79% MSCI USA Women's Leadership Index A 11.28% 2.33% Russell 3000® Index A 21.07% 8.78% A From June 15, 2021 B From June 17, 2021, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,942,372
Holdings Count | shares	106
Advisory Fees Paid, Amount	$ 21,836
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$3,942,372
Number of Holdings	106
Total Advisory Fee	$21,836
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.1 Health Care 13.9 Consumer Discretionary 13.2 Financials 12.5 Industrials 11.5 Communication Services 5.8 Materials 4.0 Consumer Staples 3.3 Energy 3.0 Utilities 2.0 Real Estate 1.0 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 95.9 Ireland 2.0 China 1.5 Canada 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 4.4 Apple Inc 4.2 Microsoft Corp 3.8 NVIDIA Corp 3.2 Alphabet Inc Class C 2.8 Accenture PLC Class A 2.0 Walt Disney Co/The 2.0 Hologic Inc 1.9 Cigna Group/The 1.8 Salesforce Inc 1.6 27.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification form non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Blue Chip Value ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value ETF
Class Name	Fidelity® Blue Chip Value ETF
Trading Symbol	FBCV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Value ETF for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Value ETF	$ 63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, both security selection and sector positioning detracted from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially in consumer staples. Subpar stock picks in communication services also hampered the fund's result. Investment choices and an underweight in industrials, primarily within the capital goods industry, hurt as well.
•The largest individual relative detractor was an outsized stake in Lamb Weston Holdings (-36%). An overweight in Kenvue (-9%), where we increased our position this period, also was detrimental to performance. Larger-than-benchmark exposure to Comcast (-6%), one of our biggest holdings, was another challenge.
•In contrast, the biggest contributors to performance versus the benchmark were stock picks and an underweight among consumer discretionary firms. Investment choices and outsized exposure to financials - banks in particular - also boosted the fund's relative performance. Comparatively light exposure to the real estate sector, especially the equity real estate investment trusts industry, proved advantageous as well.
•The top individual relative contributor was an overweight in H&R Block (+77%). An outsized stake in Constellation Energy (+90%) was another plus, though the stock was not held at period end. An underweight in ConocoPhillips (-3%) helped as well. The stock was not held at period end.
•Notable changes in positioning include higher allocations to the consumer discretionary and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 2, 2020 through July 31, 2024. Initial investment of $10,000. Fidelity® Blue Chip Value ETF $10,000 $10,123 $14,459 $14,642 $15,426 Russell 1000® Value Index $10,000 $10,170 $14,169 $13,967 $15,124 Russell 1000® Index $10,000 $10,678 $14,731 $13,719 $15,496 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Blue Chip Value ETF - NAV A 11.22% 13.84% Fidelity® Blue Chip Value ETF - Market Price B 11.33% 12.97% Russell 1000® Value Index A 14.80% 14.17% Russell 1000® Index A 21.50% 16.41% A From June 2, 2020 B From June 4, 2020, date initially listed on the Cboe BZX Exchange, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,357,284
Holdings Count | shares	84
Advisory Fees Paid, Amount	$ 712,115
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$125,357,284
Number of Holdings	84
Total Advisory Fee	$712,115
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.8 Health Care 17.0 Industrials 10.7 Consumer Staples 10.4 Energy 8.4 Information Technology 7.3 Utilities 6.7 Communication Services 5.1 Consumer Discretionary 4.4 Materials 2.4 Real Estate 1.2 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 94.0 United Kingdom 4.0 Canada 1.1 Norway 0.7 China 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 4.6 JPMorgan Chase & Co 4.1 Bank of America Corp 2.9 Cigna Group/The 2.9 UnitedHealth Group Inc 2.9 Comcast Corp Class A 2.9 Travelers Cos Inc/The 2.8 Berkshire Hathaway Inc Class B 2.7 PG&E Corp 2.3 Walt Disney Co/The 2.2 30.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Quality Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Quality Factor ETF
Class Name	Fidelity® Quality Factor ETF
Trading Symbol	FQAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Quality Factor ETF for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Quality Factor ETF	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, information technology gained 31% and contributed most to the fund's performance for the fiscal year. Health care, which gained 25%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+29%), as did financials, which advanced about 23%. The communication services sector rose 29%, boosted by the media & entertainment industry (+28%), while industrials gained about 11% and utilities advanced about 25%. Other contributors included the energy (+12%), consumer staples (+7%), consumer discretionary (+4%), materials (+13%) and real estate (+9%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+61%), from the semiconductors & semiconductor equipment category. From the same group, Broadcom gained 81% and helped. Microsoft, within the software & services group, gained approximately 25% and contributed. Alphabet, within the media & entertainment industry, gained about 29%. Lastly, Apple (+14%), from the technology hardware & equipment industry, also helped.
•In contrast, the biggest detractor was Tesla (-26%), from the automobiles & components group. Starbucks, within the consumer services category, returned about -16% and hurt the fund. Another notable detractor was United Parcel Service (-18%), a stock in the transportation industry. In software & services, Palo Alto Networks (-11%) hurt the fund. Lastly, ZoomInfo Technologies (-35%), a stock in the media & entertainment industry, hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2024. Initial investment of $10,000. Fidelity® Quality Factor ETF $10,000 $11,613 $13,581 $14,551 $16,044 $21,820 $20,776 $22,948 $27,615 Fidelity U.S. Quality Factor Index℠ $10,000 $11,648 $13,664 $14,681 $16,233 $22,144 $21,143 $23,416 $28,228 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Quality Factor ETF - NAV A 20.34% 13.67% 13.74% Fidelity® Quality Factor ETF - Market Price B 20.47% 13.67% 13.79% Fidelity U.S. Quality Factor Index℠ A 20.55% 13.97% 14.06% Russell 1000® Index A 21.50% 14.59% 14.37% A From September 12, 2016 B From September 15, 2016, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,028,550,951
Holdings Count | shares	128
Advisory Fees Paid, Amount	$ 1,048,929
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,028,550,951
Number of Holdings	128
Total Advisory Fee	$1,048,929
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.1 Financials 13.1 Health Care 12.0 Consumer Discretionary 9.7 Industrials 9.1 Communication Services 8.5 Consumer Staples 5.5 Energy 3.9 Utilities 2.4 Real Estate 2.3 Materials 2.3 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.0 NVIDIA Corp 6.8 Microsoft Corp 6.7 Alphabet Inc Class A 4.0 Meta Platforms Inc Class A 2.3 Broadcom Inc 2.2 Berkshire Hathaway Inc Class B 2.2 Eli Lilly & Co 2.1 Abbvie Inc 1.5 Johnson & Johnson 1.4 36.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Real Estate Investment ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment ETF
Class Name	Fidelity® Real Estate Investment ETF
Trading Symbol	FPRO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Investment ETF for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment ETF	$ 62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, industry positioning was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Index for the fiscal year, especially a lack of exposure to regional malls. Stock picks in the infrastructure category also hampered the fund's result, as did investment choices and an overweight in apartments.
•The largest individual relative detractor was an outsized stake in SBA Communications (+2%). This period we decreased our position in the stock, making it one of the fund's largest holdings this period. Avoiding Simon Property Group, an index component that gained roughly 30%, proved detrimental to performance as well. A larger-than-index position in Mid-America Apartment Communities (-3%) also hurt.
•In contrast, the primary contributor to performance versus the real estate index was security selection in health care. Stock picking and an underweight in the diversified segment of the market also boosted the fund's relative performance. Favorable investment choices among freestanding real estate stocks helped as well.
•The top individual relative contributor was our timely positioning in Costar (-7%), followed by an overweight stake in Ventas (+17%). The latter was one of the fund's biggest holdings. Comparatively light exposure to Realty Income (-1%) was another plus.
•Notable changes in positioning include increased exposure to the self storage industry and a lower allocation to lodging resorts.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 2, 2021 through July 31, 2024. Initial investment of $10,000. Fidelity® Real Estate Investment ETF $10,000 $12,517 $12,307 $11,086 MSCI US IMI Real Estate 25/50 Index $10,000 $12,325 $11,803 $10,663 S&P 500® Index $10,000 $11,570 $11,033 $12,469 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Real Estate Investment ETF - NAV A 10.20% 5.90% Fidelity® Real Estate Investment ETF - Market Price B 10.47% 5.93% MSCI US IMI Real Estate 25/50 Index A 10.73% 4.87% S&P 500® Index A 22.15% 12.80% A From February 2, 2021 B From February 4, 2021, date initially listed on the Cboe BZX Exchange, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,851,950
Holdings Count | shares	41
Advisory Fees Paid, Amount	$ 76,515
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$12,851,950
Number of Holdings	41
Total Advisory Fee	$76,515
Portfolio Turnover	45%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 38.4 Residential REITs 17.1 Industrial REITs 15.0 Retail REITs 12.7 Health Care REITs 8.2 Real Estate Management & Development 6.1 Hotel & Resort REITs 1.4 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 11.0 American Tower Corp 9.1 Equinix Inc 6.7 Ventas Inc 5.6 Public Storage Operating Co 5.4 CBRE Group Inc Class A 4.0 Kimco Realty Corp 4.0 NNN REIT Inc 3.6 Digital Realty Trust Inc 3.5 CubeSmart 3.4 56.3
Fidelity Fundamental Large Cap Core ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Large Cap Core ETF
Class Name	Fidelity® Fundamental Large Cap Core ETF
Trading Symbol	FFLC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fundamental Large Cap Core ETF for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Core ETF	$ 53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
  •Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials. Stock selection and an underweight in consumer discretionary and picks and an overweight in utilities also boosted the fund's relative performance.
  •Not owning Tesla, a benchmark component that returned -13%, was the top individual relative contributor. The second-largest relative contributor was an overweight in Constellation Energy (+97%). This period we increased our position in the stock. Another notable relative contributor was an overweight in Eli Lilly (+78%), which was one of the fund's biggest holdings this period.
  •In contrast, stock picking and an underweight in financials notably detracted from the fund's performance versus the benchmark. An overweight in materials also hampered the fund's result, as did our stock picks in consumer staples, primarily within the household & personal products industry.
  •The biggest individual relative detractor was an overweight in Boeing (-20%). This period we increased our stake. The second-largest relative detractor was our stake in ON Semiconductor (-29%), a stock that was not held at period end. Another notable relative detractor was our holding in Broadcom (+24%). This was an investment we established this period. The company was one of our biggest holdings at period end.
  •Notable changes in positioning include decreased exposure to the materials sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 2, 2020 through July 31, 2024. Initial investment of $10,000. Fidelity® Fundamental Large Cap Core ETF $10,000 $10,195 $14,786 $14,933 $18,122 S&P 500® Index $10,000 $10,645 $14,525 $13,851 $15,654 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Fundamental Large Cap Core ETF - NAV A 27.19% 22.20% Fidelity® Fundamental Large Cap Core ETF - Market Price B 27.46% 21.42% S&P 500® Index A 22.15% 16.84% A From June 2, 2020 B From June 4, 2020, date initially listed on the Cboe BZX Exchange, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 386,344,630
Holdings Count | shares	103
Advisory Fees Paid, Amount	$ 982,378
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$386,344,630
Number of Holdings	103
Total Advisory Fee	$982,378
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.3 Health Care 12.6 Financials 12.5 Industrials 11.7 Communication Services 9.9 Consumer Discretionary 7.3 Energy 5.5 Consumer Staples 4.4 Utilities 3.9 Materials 1.2 Real Estate 1.1 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 94.7 Netherlands 1.2 Germany 1.1 Taiwan 1.0 United Kingdom 0.4 Canada 0.4 Denmark 0.3 Zambia 0.3 China 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.6 NVIDIA Corp 6.2 Meta Platforms Inc Class A 4.3 Apple Inc 4.0 Alphabet Inc Class A 3.6 Exxon Mobil Corp 3.2 Amazon.com Inc 3.0 Bank of America Corp 2.5 Wells Fargo & Co 2.0 Broadcom Inc 2.0 38.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Effective February 26, 2024, the fund has operated in reliance on Rule 6c-11 rather than pursuant to an exemptive order from the Securities and Exchange Commission.

The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.

The fund's name changed from Fidelity New Millennium ETF to Fidelity Fundamental Large Cap Core ETF during the reporting period.	The fund modified its principal investment strategies to include adopting a policy of investing at least 80% of assets in equity securities of companies with large market capitalizations.
The fund modified its investment process and principal investment risks pursuant to the change in its principal investment strategies.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity New Millennium ETF to Fidelity Fundamental Large Cap Core ETF during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies to include adopting a policy of investing at least 80% of assets in equity securities of companies with large market capitalizations.
Material Fund Change Risks Change [Text Block]	The fund modified its investment process and principal investment risks pursuant to the change in its principal investment strategies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity ETF
Class Name	Fidelity® Sustainable U.S. Equity ETF
Trading Symbol	FSST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity ETF for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable U.S. Equity ETF	$ 66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by information technology. Security selection in consumer discretionary and health care also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+153%). The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Sprouts Farmers Market (+145%). An underweight in Tesla (-13%) also helped.
•In contrast, security selection in communication services, primarily within the media & entertainment industry, detracted.
•The biggest individual relative detractor was an overweight in ON Semiconductor (-27%). This period we increased our position in ON Semiconductor. The second-largest relative detractor this period was avoiding Broadcom, a benchmark component that gained 82%.
•Notable changes in positioning include decreased exposure to the consumer staples sector and a higher allocation to communication services.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through July 31, 2024. Initial investment of $10,000. Fidelity® Sustainable U.S. Equity ETF $10,000 $10,399 $9,670 $11,048 MSCI USA IMI ESG Leaders Index $10,000 $10,375 $9,716 $10,983 Russell 3000® Index $10,000 $10,297 $9,540 $10,746 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Sustainable U.S. Equity ETF - NAV A 21.14% 9.76% Fidelity® Sustainable U.S. Equity ETF - Market Price B 21.39% 9.99% MSCI USA IMI ESG Leaders Index A 22.55% 9.96% Russell 3000® Index A 21.07% 8.78% A From June 15, 2021 B From June 17, 2021, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,374,224
Holdings Count | shares	69
Advisory Fees Paid, Amount	$ 69,263
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$14,374,224
Number of Holdings	69
Total Advisory Fee	$69,263
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.5 Health Care 12.7 Financials 11.3 Industrials 10.6 Consumer Discretionary 10.3 Communication Services 8.2 Materials 4.3 Consumer Staples 3.2 Energy 2.8 Utilities 1.9 Real Estate 1.5 Common Stocks 94.3 Short-Term Investments and Net Other Assets (Liabilities) 5.7 ASSET ALLOCATION (% of Fund's net assets) United States 97.6 Ireland 1.9 China 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.9 Microsoft Corp 6.0 NVIDIA Corp 5.1 Amazon.com Inc 4.2 Alphabet Inc Class A 3.5 Procter & Gamble Co/The 2.7 Cigna Group/The 2.6 Moody's Corp 2.5 Merck & Co Inc 2.5 Walt Disney Co/The 2.2 38.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification form non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Stocks for Inflation ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Stocks for Inflation ETF
Class Name	Fidelity® Stocks for Inflation ETF
Trading Symbol	FCPI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stocks for Inflation ETF for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stocks for Inflation ETF	$ 22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
  •Against this backdrop, information technology - the ETF's largest sector weighting - gained 31% and contributed most to the fund's performance for the fiscal year. Health care, which gained 27%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+29%), as did consumer discretionary, which advanced 45%. The financials sector rose approximately 27%, while utilities gained about 38% and energy advanced 21%. Other contributors included the consumer staples (+12%), industrials (+35%), real estate (+20%), communication services (+30%) and materials (+1%) sectors.
  •Turning to individual stocks, the top contributor was Nvidia (+171%), from the semiconductors & semiconductor equipment group. From the same category, Broadcom gained roughly 97%. Vistra (+75%), from the utilities sector, also contributed. In pharmaceuticals, biotechnology & life sciences, Eli Lilly (+79%) helped, as did Microsoft (+26%), from the software & services industry.
  •Conversely, the biggest detractor was Alpha Metallurgical Resources (-21%), from the materials sector. Pfizer (-21%) and Bristol-Myers Squibb (-18%), within the pharmaceuticals, biotechnology & life sciences category, also hindered the fund. Molina Healthcare (-15%), from the health care equipment & services industry, further hurt the fund, as did BellRing Brands, in household & personal products.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 5, 2019 through July 31, 2024. Initial investment of $10,000. Fidelity® Stocks for Inflation ETF $10,000 $9,812 $12,930 $13,580 $14,635 $18,380 Fidelity Stocks for Inflation Factor Index℠ $10,000 $9,844 $13,016 $13,712 $14,821 $18,629 Russell 1000® Index $10,000 $10,850 $14,969 $13,941 $15,746 $19,132 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Stocks for Inflation ETF - NAV A 25.59% 13.70% Fidelity® Stocks for Inflation ETF - Market Price B 25.56% 13.64% Fidelity Stocks for Inflation Factor Index℠ A 25.69% 14.03% Russell 1000® Index A 21.50% 14.67% A From November 5, 2019 B From November 7, 2019, date initially listed on the Cboe BZX Exchange, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Nov. 05, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 180,247,155
Holdings Count | shares	102
Advisory Fees Paid, Amount	$ 263,531
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$180,247,155
Number of Holdings	102
Total Advisory Fee	$263,531
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.0 Health Care 17.2 Consumer Staples 10.4 Financials 8.4 Energy 8.3 Consumer Discretionary 5.9 Materials 5.7 Utilities 5.6 Real Estate 5.5 Industrials 4.4 Communication Services 3.4 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 99.6 Ireland 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 5.4 Microsoft Corp 5.2 NVIDIA Corp 5.0 Vistra Corp 3.4 Eli Lilly & Co 2.5 National Fuel Gas Co 2.2 Cheniere Energy Inc 2.2 CF Industries Holdings Inc 2.2 Procter & Gamble Co/The 2.1 Chord Energy Corp 2.1 32.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Magellan ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan℠ ETF
Class Name	Fidelity® Magellan℠ ETF
Trading Symbol	FMAG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan℠ ETF for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan℠ ETF	$ 69	0.59%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by the information technology sector. Picks among industrials stocks, primarily within the capital goods industry, also helped. Investment choices in health care further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nvidia (+151%). The company was one of our largest holdings. Not owning Tesla, a benchmark component that returned -13%, was another plus. Outsized exposure to Eli Lilly (+79%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was a sizable overweight in industrials. Larger-than-benchmark exposure to materials and consumer discretionary also hurt, especially within the consumer services industry.
•The largest individual relative detractor was an overweight in ON Semiconductor (-28%), though the stock was not held at period end. Untimely positioning in Zoetis (-17%) and Uber Technologies (-20%) also proved detrimental to performance.
•Notable changes in positioning include increased exposure to the communication services and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 2, 2021 through July 31, 2024. Initial investment of $10,000. Fidelity® Magellan℠ ETF $10,000 $11,565 $10,466 $11,221 S&P 500® Index $10,000 $11,570 $11,033 $12,469 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Magellan℠ ETF - NAV A 32.40% 12.00% Fidelity® Magellan℠ ETF - Market Price B 32.45% 11.70% S&P 500® Index A 22.15% 12.80% A From February 2, 2021 B From February 4, 2021, date initially listed on the Cboe BZX Exchange, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 115,822,790
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ 426,548
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$115,822,790
Number of Holdings	57
Total Advisory Fee	$426,548
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.8 Industrials 15.9 Financials 10.9 Health Care 9.9 Consumer Discretionary 9.6 Communication Services 8.4 Materials 5.3 Consumer Staples 1.8 Utilities 1.2 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 96.8 Canada 1.2 Netherlands 1.0 Denmark 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.9 NVIDIA Corp 7.3 Amazon.com Inc 4.8 Meta Platforms Inc Class A 3.4 Alphabet Inc Class A 3.4 Broadcom Inc 2.8 Eli Lilly & Co 2.4 UnitedHealth Group Inc 2.4 Visa Inc Class A 2.1 Mastercard Inc Class A 2.0 38.5
Fidelity Fundamental Small-Mid Cap ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Small-Mid Cap ETF
Class Name	Fidelity® Fundamental Small-Mid Cap ETF
Trading Symbol	FFSM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fundamental Small-Mid Cap ETF for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Small-Mid Cap ETF	$ 56	0.51%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2500 Index for the fiscal year, especially within the industrials sector, capital goods firms in particular. Stock picking in consumer discretionary and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in TechnipFMC (+63%), the fund's largest position. Outsized exposure to Vertiv Holdings (+205%) and EMCOR Groups (+75%) helped as well. This period we increased our stake in the latter, making it one of the portfolio's biggest holdings.
•In contrast, the biggest detractors from performance versus the benchmark were subpar picks and an underweight in utilities. Investment choices in materials and information technology, primarily within the software & services industry, also hurt.
•On a stock-specific basis, a non-benchmark stake in ON Semiconductor (-27%) was the biggest relative detractor. An overweight in O-I Glass (-48%), where we decreased our position this period, also was detrimental to performance. A comparatively large holding in Chemours (-32%) was another negative.
•Notable changes in positioning include a lower allocation to information technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 2, 2021 through July 31, 2024. Initial investment of $10,000. Fidelity® Fundamental Small-Mid Cap ETF $10,000 $11,436 $10,534 $11,484 Russell 2500™ Index $10,000 $10,827 $9,607 $10,380 Russell 3000® Index $10,000 $11,395 $10,557 $11,893 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Fundamental Small-Mid Cap ETF - NAV A 19.70% 9.54% Fidelity® Fundamental Small-Mid Cap ETF - Market Price B 20.03% 8.92% Russell 2500™ Index A 13.06% 4.69% Russell 3000® Index A 21.07% 11.00% A From February 2, 2021 B From February 4, 2021, date initially listed on the Cboe BZX Exchange, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,562,094
Holdings Count | shares	177
Advisory Fees Paid, Amount	$ 248,027
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$75,562,094
Number of Holdings	177
Total Advisory Fee	$248,027
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.5 Financials 16.3 Consumer Discretionary 13.7 Information Technology 11.4 Health Care 10.6 Energy 6.8 Materials 6.7 Consumer Staples 4.3 Real Estate 4.0 Utilities 1.8 Communication Services 0.9 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 91.8 Canada 3.1 United Kingdom 2.3 Thailand 1.1 Israel 0.6 Netherlands 0.5 Puerto Rico 0.4 Japan 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TechnipFMC PLC 1.7 EMCOR Group Inc 1.6 Tempur Sealy International Inc 1.5 AutoZone Inc 1.4 Murphy USA Inc 1.4 Universal Health Services Inc Class B 1.4 BJ's Wholesale Club Holdings Inc 1.4 Antero Resources Corp 1.3 Arch Capital Group Ltd 1.2 TFI International Inc (United States) 1.2 14.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification form non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund changed its name from Fidelity Small-Mid Cap Opportunities ETF to Fidelity Fundamental Small-Mid Cap ETF.
The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Name [Text Block]	The fund changed its name from Fidelity Small-Mid Cap Opportunities ETF to Fidelity Fundamental Small-Mid Cap ETF.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Blue Chip Growth ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth ETF
Class Name	Fidelity® Blue Chip Growth ETF
Trading Symbol	FBCG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth ETF for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth ETF	$ 69	0.59%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by information technology. Security selection and an underweight in industrials and picks and an overweight in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The top individual relative contributor by far was an overweight in Nvidia (+151%), the fund's biggest holding. A non-benchmark stake in Abercrombie & Fitch (+268%) and an overweight in Amazon.com (+40%), two positions we increased this period, also helped. Amazon.com was among the fund's biggest holdings.
•In contrast, the biggest detractor from relative performance was an overweight in consumer discretionary, primarily within the consumer durables & apparel industry. Security selection in consumer staples, especially within the consumer staples distribution & retail industry, also hampered the fund's result, as did an underweight in information technology. The fund's position in cash also weighed on relative performance.
•The biggest individual relative detractor was an underweight in Broadcom (+82%), a position we established this period. A non-benchmark stake in ON Semiconductor (-28%) and an overweight in Marvell Technology (+3%) also detracted. This period we increased our investment in ON Semiconductor and Marvell was one of our biggest holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 2, 2020 through July 31, 2024. Initial investment of $10,000. Fidelity® Blue Chip Growth ETF $10,000 $11,368 $16,387 $12,467 $15,639 Russell 1000® Growth Index $10,000 $11,108 $15,182 $13,371 $15,685 Russell 1000® Index $10,000 $10,678 $14,731 $13,719 $15,496 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Blue Chip Growth ETF - NAV A 31.18% 18.83% Fidelity® Blue Chip Growth ETF - Market Price B 31.23% 18.93% Russell 1000® Growth Index A 26.94% 17.98% Russell 1000® Index A 21.50% 16.41% A From June 2, 2020 B From June 4, 2020, date initially listed on the Cboe BZX Exchange, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,975,020,161
Holdings Count | shares	225
Advisory Fees Paid, Amount	$ 7,203,240
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,975,020,161
Number of Holdings	225
Total Advisory Fee	$7,203,240
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 44.3 Consumer Discretionary 19.9 Communication Services 16.0 Health Care 8.6 Industrials 3.9 Financials 3.9 Consumer Staples 1.3 Energy 1.1 Materials 0.7 Real Estate 0.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 95.6 China 1.6 Taiwan 0.8 Denmark 0.6 Canada 0.5 Netherlands 0.3 Singapore 0.1 Israel 0.1 United Kingdom 0.1 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.7 Apple Inc 10.9 Microsoft Corp 9.1 Amazon.com Inc 9.0 Alphabet Inc Class A 6.8 Meta Platforms Inc Class A 4.9 Eli Lilly & Co 3.0 Netflix Inc 2.4 Snap Inc Class A 1.4 NXP Semiconductors NV 1.3 62.5
Fidelity U.S. Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Multifactor ETF
Class Name	Fidelity® U.S. Multifactor ETF
Trading Symbol	FLRG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® U.S. Multifactor ETF for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Multifactor ETF	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
  •Against this backdrop, information technology - the ETF's largest sector weighting - gained 27% and contributed most to the fund's performance for the fiscal year. Financials, which gained 30%, also helped, as did consumer discretionary, which advanced about 27%. The health care sector rose approximately 20%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+24%), while communication services gained 31% and industrials advanced 19%. Other contributors included the utilities (+38%), consumer staples (+11%), energy (+14%) and real estate (+8%) sectors.
  •In contrast, materials returned about -2% and detracted.
  •Turning to individual stocks, the top contributor was Nvidia (+61%), from the semiconductors & semiconductor equipment group. From the same category, Broadcom gained 97%. Microsoft (+25%), from the software & services industry, also boosted the fund. In media & entertainment, Meta Platforms gained 68%. Lastly, in pharmaceuticals, biotechnology & life sciences, Eli Lilly (+79%) also helped.
  •Conversely, the biggest detractor was Pfizer (-21%), from the pharmaceuticals, biotechnology & life sciences industry. From the same category, Bristol-Myers Squibb returned -18%, and Louisiana Pacific (-22%), from the materials sector, also detracted. Hershey, within the food, beverage & tobacco group, returned -16%. Lastly, Molina Healthcare (-12%), from the health care equipment & services industry, also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 15, 2020 through July 31, 2024. Initial investment of $10,000. Fidelity® U.S. Multifactor ETF $10,000 $12,994 $12,651 $14,015 $17,303 Fidelity U.S. Multifactor Index℠ $10,000 $13,032 $12,726 $14,143 $17,465 Russell 1000® Index $10,000 $13,219 $12,310 $13,904 $16,894 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® U.S. Multifactor ETF - NAV A 23.46% 15.19% Fidelity® U.S. Multifactor ETF - Market Price B 23.66% 15.64% Fidelity U.S. Multifactor Index℠ A 23.49% 15.47% Russell 1000® Index A 21.50% 14.48% A From September 15, 2020 B From September 17, 2020, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 121,738,768
Holdings Count | shares	102
Advisory Fees Paid, Amount	$ 123,002
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$121,738,768
Number of Holdings	102
Total Advisory Fee	$123,002
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.9 Financials 13.2 Health Care 12.0 Consumer Discretionary 10.1 Industrials 9.4 Communication Services 8.4 Consumer Staples 5.6 Energy 3.7 Utilities 2.9 Real Estate 2.5 Materials 2.1 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 99.4 Ireland 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.5 Microsoft Corp 6.2 NVIDIA Corp 6.0 Alphabet Inc Class A 3.8 Meta Platforms Inc Class A 2.3 Eli Lilly & Co 2.0 Vistra Corp 1.8 Broadcom Inc 1.6 Visa Inc Class A 1.5 Mastercard Inc Class A 1.5 33.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Fundamental Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Large Cap Growth ETF
Class Name	Fidelity® Fundamental Large Cap Growth ETF
Trading Symbol	FFLG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fundamental Large Cap Growth ETF for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Growth ETF	$ 55	0.48%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
  •Against this backdrop, market selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, helped by an underweight in consumer discretionary, where an underweight in automobiles & components helped most. Stock selection in industrials and information technology also boosted the fund's relative performance.
  •The top individual relative contributor was a sizable underweight in Apple (+14%). This period we increased our stake in Apple, and the stock was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in Nvidia (+151%), which was the fund's largest holding as of July 31. Another notable relative contributor was an underweight in Tesla (-13%). The stock was not held at the end of the period.
  •In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Stock picks in financials also hampered the fund's result.
  •The largest individual relative detractor was an overweight in Roku (-38%). This period we decreased our position. A non-benchmark stake in ON Semiconductor returned -28%. An underweight in Broadcom (+82%) also hurt. This was an investment we established this period.
  •Notable changes in positioning include increased exposure to the consumer discretionary and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 2, 2021 through July 31, 2024. Initial investment of $10,000. Fidelity® Fundamental Large Cap Growth ETF $10,000 $10,582 $7,245 $8,970 Russell 1000® Growth Index $10,000 $11,336 $9,984 $11,712 Russell 1000® Index $10,000 $11,471 $10,683 $12,066 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Fundamental Large Cap Growth ETF - NAV A 28.10% 4.06% Fidelity® Fundamental Large Cap Growth ETF - Market Price B 28.29% 3.36% Russell 1000® Growth Index A 26.94% 12.02% Russell 1000® Index A 21.50% 11.57% A From February 2, 2021 B From February 4, 2021, date initially listed on the Cboe BZX Exchange, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 317,130,502
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 1,192,982
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$317,130,502
Number of Holdings	93
Total Advisory Fee	$1,192,982
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.1 Communication Services 15.5 Consumer Discretionary 14.1 Health Care 9.6 Industrials 7.2 Financials 3.4 Consumer Staples 2.0 Energy 1.1 Real Estate 0.4 Utilities 0.3 Materials 0.1 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 92.4 Taiwan 2.0 Netherlands 1.8 China 1.8 France 0.6 Denmark 0.4 Canada 0.3 India 0.3 Singapore 0.2 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 13.0 Microsoft Corp 10.5 Apple Inc 9.7 Amazon.com Inc 7.5 Meta Platforms Inc Class A 4.6 Alphabet Inc Class C 4.4 Alphabet Inc Class A 2.7 Uber Technologies Inc 2.0 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.0 Mastercard Inc Class A 1.9 58.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective February 26, 2024, the fund has operated in reliance on Rule 6c-11 rather than pursuant to an exemptive order from the Securities and Exchange Commission.
The fund's name changed from Fidelity Growth Opportunities ETF to Fidelity Fundamental Large Cap Growth ETF during the reporting period.	The fund modified its principal investment strategies to include adopting a policy of investing at least 80% of assets in equity securities of companies with large market capitalizations.
The fund modified its investment process and principal investment risks pursuant to the change in its principal investment strategies.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Growth Opportunities ETF to Fidelity Fundamental Large Cap Growth ETF during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies to include adopting a policy of investing at least 80% of assets in equity securities of companies with large market capitalizations.
Material Fund Change Risks Change [Text Block]	The fund modified its investment process and principal investment risks pursuant to the change in its principal investment strategies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Momentum Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Momentum Factor ETF
Class Name	Fidelity® Momentum Factor ETF
Trading Symbol	FDMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Momentum Factor ETF for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Momentum Factor ETF	$ 21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, information technology gained about 29% and contributed most to the fund's performance for the fiscal year. Exposure to health care stocks, which rose about 39%, also helped, as did industrials (+40%), propelled by the capital goods (+48%) industry in particular. The financials sector was up 26%, while consumer discretionary increased 31% and communication services advanced approximately 27%, all bolstering performance. The portfolio's stakes in consumer staples (+25%), utilities (+31%), energy (+14%), real estate (+14%) and materials (+8%) companies were advantageous as well.
•Turning to individual stocks, the top contributor was Nvidia (+148%), within the semiconductors & semiconductor equipment industry. Also in that category, a position in Broadcom gained 81%, providing an added lift. Exposure to software & services firm Microsoft (+25%) was another plus, along with consumer discretionary distribution & retail giant Amazon.com (+41%). In the pharmaceuticals, biotechnology & life sciences industry, a holding in Eli Lilly (+79%) further aided performance.
•In contrast, the biggest detractor was Tesla (-24%), within the automobiles & components industry. A stake in technology hardware & equipment company Super Micro Computer (-26%) also hurt the fund's performance. Among software & services stocks, exposure to CrowdStrike Holdings (-30%) and Nutanix (-28%) proved detrimental. Lastly, semiconductors & semiconductor equipment stock Intel (-27%) pressured the fund's return as well.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2024. Initial investment of $10,000. Fidelity® Momentum Factor ETF $10,000 $11,408 $13,543 $14,614 $16,231 $20,708 $19,217 $20,950 $27,012 Fidelity U.S. Momentum Factor Index℠ $10,000 $11,443 $13,633 $14,749 $16,427 $21,025 $19,571 $21,399 $27,651 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Momentum Factor ETF - NAV A 28.94% 13.07% 13.43% Fidelity® Momentum Factor ETF - Market Price B 29.08% 13.02% 13.53% Fidelity U.S. Momentum Factor Index℠ A 29.22% 13.39% 13.76% Russell 1000® Index A 21.50% 14.59% 14.37% A From September 12, 2016 B From September 15, 2016, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 220,921,232
Holdings Count | shares	126
Advisory Fees Paid, Amount	$ 316,309
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$220,921,232
Number of Holdings	126
Total Advisory Fee	$316,309
Portfolio Turnover	119%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.7 Financials 13.4 Health Care 12.2 Consumer Discretionary 10.2 Industrials 9.4 Communication Services 8.4 Consumer Staples 5.7 Energy 3.5 Real Estate 2.6 Materials 2.5 Utilities 2.2 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 99.6 United Kingdom 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.2 NVIDIA Corp 7.0 Alphabet Inc Class A 3.9 Amazon.com Inc 3.8 Broadcom Inc 2.6 Meta Platforms Inc Class A 2.3 Berkshire Hathaway Inc Class B 2.1 Eli Lilly & Co 2.0 JPMorgan Chase & Co 1.7 Abbvie Inc 1.5 34.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity High Dividend ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® High Dividend ETF
Class Name	Fidelity® High Dividend ETF
Trading Symbol	FDVV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Dividend ETF for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Dividend ETF	$ 21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, the information technology sector gained 45% and contributed most to the fund's performance for the fiscal year. Exposure to industrials stocks also helped (+20%). Stakes among financials (+27%), utilities (+23%) and energy (+10%) companies were advantageous as well. Holdings in the consumer staples (+4%), health care (+9%), real estate (+4%) and communication services (+12%) sectors further aided the portfolio's result. The fund's international holdings contributed overall, despite a broadly stronger U.S. dollar.
•Turning to individual holdings, the biggest contributor was Nvidia (+155%), a company in the semiconductors & semiconductor equipment industry. In the same industry, a position in Broadcom (+83%) was another plus. Software & services firm Microsoft rose approximately 26% and boosted the fund as well. Apple, within the technology hardware & equipment group, was up 14% and provided an added performance lift. Also helping was transportation company Kawasaki Kisen Kaisha (+59%).
•In contrast, consumer discretionary stocks were effectively flat (0%), detracting the most from performance. This group was notably pressured by the consumer durables & apparel (-30%) industry.
•On a stock-specific basis, the biggest detractor was Walgreens Boots Alliance (-45%), a consumer staples distribution & retail firm. Exposure to United Parcel Service, within the transportation industry, returned about -27% and hurt as well. Stakes in equity real estate investment trusts Medical Properties Trust (-63%) and Healthcare Realty Trust (-27%) also were detrimental to performance. Lastly, 3M (-14%), within the capital goods industry, was another negative.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2024. Initial investment of $10,000. Fidelity® High Dividend ETF $10,000 $10,961 $12,739 $13,269 $12,667 $18,040 $18,839 $21,140 $25,581 Fidelity High Dividend Index℠ $10,000 $10,996 $12,826 $13,410 $12,818 $18,315 $19,188 $21,596 $26,186 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® High Dividend ETF - NAV A 21.01% 14.03% 12.65% Fidelity® High Dividend ETF - Market Price B 21.32% 14.01% 12.78% Fidelity High Dividend Index℠ A 21.25% 14.32% 12.98% Russell 1000® Index A 21.50% 14.59% 14.37% A From September 12, 2016 B From September 15, 2016, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,166,847,867
Holdings Count | shares	107
Advisory Fees Paid, Amount	$ 3,934,584
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$3,166,847,867
Number of Holdings	107
Total Advisory Fee	$3,934,584
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.2 Industrials 16.2 Consumer Staples 12.1 Energy 10.3 Utilities 9.9 Real Estate 9.1 Financials 6.9 Health Care 5.3 Consumer Discretionary 3.2 Communication Services 1.6 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 91.4 United Kingdom 4.3 Japan 2.8 Denmark 1.0 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 5.8 NVIDIA Corp 5.7 Microsoft Corp 5.4 Exxon Mobil Corp 2.1 Broadcom Inc 2.0 Procter & Gamble Co/The 2.0 Philip Morris International Inc 2.0 PepsiCo Inc 1.7 NextEra Energy Inc 1.7 Altria Group Inc 1.6 30.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Value Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Factor ETF
Class Name	Fidelity® Value Factor ETF
Trading Symbol	FVAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Factor ETF for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Factor ETF	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
  •Against this backdrop, information technology gained roughly 17% and contributed most to the fund's performance for the fiscal year. Financials, which gained about 33%, also helped, as did communication services, which advanced 28%, lifted by the media & entertainment industry (+27%). The consumer discretionary sector rose 21%, boosted by the consumer discretionary distribution & retail industry (+33%), while industrials gained about 19% and consumer staples advanced approximately 10%. Other contributors included the energy (+14%), utilities (+22%), health care (+3%), materials (+8%) and real estate (+6%) sectors.
  •Turning to individual stocks, the top contributor was Microsoft (+26%), from the software & services group. Amazon.com (+40%), from the consumer discretionary distribution & retail group, also helped. In media & entertainment, Alphabet (+29%) and Meta Platforms (+49%) further contributed.
  •Conversely, the biggest detractor was United Parcel Service (-27%), from the transportation industry. Other notable detractors included Bristol-Myers Squibb (-20%), a stock in the pharmaceuticals, biotechnology & life sciences category, and DXC Technology (-26%), a stock in the software & services industry. Financial firm PayPal Holdings (-22%) also hurt, as did Humana (-20%), in health care equipment & services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2024. Initial investment of $10,000. Fidelity® Value Factor ETF $10,000 $11,866 $13,777 $14,322 $14,769 $21,055 $20,241 $22,736 $26,698 Fidelity U.S. Value Factor Index℠ $10,000 $11,901 $13,865 $14,454 $14,942 $21,371 $20,600 $23,204 $27,287 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Value Factor ETF - NAV A 17.43% 13.27% 13.26% Fidelity® Value Factor ETF - Market Price B 17.56% 13.24% 13.35% Fidelity U.S. Value Factor Index℠ A 17.60% 13.55% 13.57% Russell 1000® Index A 21.50% 14.59% 14.37% A From September 12, 2016 B From September 15, 2016, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 809,153,121
Holdings Count | shares	129
Advisory Fees Paid, Amount	$ 1,192,232
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$809,153,121
Number of Holdings	129
Total Advisory Fee	$1,192,232
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.4 Financials 14.2 Health Care 11.6 Consumer Discretionary 10.2 Industrials 9.7 Communication Services 8.6 Consumer Staples 5.9 Energy 3.8 Utilities 2.5 Real Estate 2.5 Materials 2.4 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 98.8 Ireland 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.5 Microsoft Corp 7.2 Alphabet Inc Class A 4.0 Amazon.com Inc 3.9 Meta Platforms Inc Class A 2.4 Berkshire Hathaway Inc Class B 2.1 UnitedHealth Group Inc 1.9 JPMorgan Chase & Co 1.8 QUALCOMM Inc 1.5 Applied Materials Inc 1.5 33.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Low Volatility Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Low Volatility Factor ETF
Class Name	Fidelity® Low Volatility Factor ETF
Trading Symbol	FDLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low Volatility Factor ETF for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Volatility Factor ETF	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, the information technology sector gained 15% and contributed most to the fund's performance for the fiscal year. Positions in financials stocks, which gained 25%, also helped, as did exposure to health care (+17%) companies, especially in the pharmaceuticals, biotechnology & life sciences (+28%) industry. Other bright spots in the portfolio included the communication services (+26%), industrials (+14%) and consumer discretionary (+12%) sectors. Stakes among energy (+12%), consumer staples (+7%), materials (+14%), real estate (+7%) and utilities (+6%) firms proved advantageous as well.
•Turning to individual stocks, the biggest contributor was software & services company Microsoft (+25%). Shares of Eli Lilly (+79%), within the pharmaceuticals, biotechnology & life sciences industry, helped as well. Media & entertainment stock Alphabet (+29%), along with Apple (+14%), in the technology hardware & equipment industry, provided an added lift. A position in insurance provider Progressive (+ 71%) also bolstered performance.
•In contrast, the biggest detractor was consumer durables & apparel company Nike (-31%). Exposure to Globe Life (-26%), an insurance stock, proved detrimental as well. Stakes in CVS Health (-20%), along with health care equipment & services firm ResMed (-25%), further weighed on performance. Lastly, in consumer services, a position in Starbucks (-21%) was another negative.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2024. Initial investment of $10,000. Fidelity® Low Volatility Factor ETF $10,000 $11,295 $13,203 $15,077 $16,176 $20,851 $20,618 $22,465 $26,124 Fidelity U.S. Low Volatility Factor Index℠ $10,000 $11,330 $13,289 $15,181 $16,329 $21,107 $20,933 $22,873 $26,642 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Low Volatility Factor ETF - NAV A 16.29% 11.62% 12.95% Fidelity® Low Volatility Factor ETF - Market Price B 16.31% 11.62% 13.09% Fidelity U.S. Low Volatility Factor Index℠ A 16.48% 11.91% 13.23% Russell 1000® Index A 21.50% 14.59% 14.37% A From September 12, 2016 B From September 15, 2016, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,143,576,609
Holdings Count | shares	127
Advisory Fees Paid, Amount	$ 1,550,627
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,143,576,609
Number of Holdings	127
Total Advisory Fee	$1,550,627
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.0 Financials 12.9 Health Care 12.2 Consumer Discretionary 10.4 Industrials 9.6 Communication Services 8.7 Consumer Staples 6.0 Energy 3.7 Materials 2.6 Real Estate 2.5 Utilities 2.2 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 98.7 Ireland 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.8 Microsoft Corp 7.4 Alphabet Inc Class A 4.4 Amazon.com Inc 3.9 Eli Lilly & Co 2.0 UnitedHealth Group Inc 1.7 Oracle Corp 1.6 Texas Instruments Inc 1.5 Visa Inc Class A 1.5 Mastercard Inc Class A 1.4 33.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Small-Mid Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Small-Mid Multifactor ETF
Class Name	Fidelity® Small-Mid Multifactor ETF
Trading Symbol	FSMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small-Mid Multifactor ETF for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small-Mid Multifactor ETF	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
  •Against this backdrop, industrials - the ETF's largest sector weighting - gained 26% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+30%). Financials, which gained approximately 29%, also helped, as did consumer discretionary, which advanced roughly 27%. The information technology sector rose about 13%, boosted by the technology hardware & equipment industry (+36%), while materials gained approximately 25% and energy advanced about 23%. All other sectors - including real estate (+12%), consumer staples (+20%), health care (+4%), utilities (+8%) and communication services (+1%) - also had positive results.
  •Turning to individual stocks, the biggest contributor was Super Micro Computer (+139%), from the technology hardware & equipment category. Viking Therapeutics (+307%), a stock in the pharmaceuticals, biotechnology & life sciences category, also helped. Abercrombie & Fitch, within the consumer discretionary distribution & retail industry, gained 248%. In consumer staples distribution & retail, Sprouts Farmers Market (+154%) contributed. Lastly, in consumer services, Wingstop (+121%) also boosted the fund.
  •In contrast, the biggest detractor was New York Community Bancorp (-69%), from the banks category. UiPath (-51%) and DoubleVerify Holdings (-50%), from the software & services industry, also hindered the fund. Another notable detractor was QuidelOrtho (-55%), a stock in the health care equipment & services group. Lastly, in telecommunication services, Iridium Communications returned roughly -42%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 26, 2019 through July 31, 2024. Initial investment of $10,000. Fidelity® Small-Mid Multifactor ETF $10,000 $10,335 $9,829 $14,174 $13,841 $14,937 Fidelity Small-Mid Multifactor Index℠ $10,000 $10,350 $9,866 $14,281 $13,993 $15,144 Dow Jones U.S. Completion Total Stock Market Index℠ $10,000 $10,374 $10,905 $16,466 $12,868 $14,212 Dow Jones U.S. Total Stock Market Index℠ $10,000 $10,689 $11,843 $16,453 $15,173 $17,088 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Small-Mid Multifactor ETF - NAV A 19.10% 11.47% 11.19% Fidelity® Small-Mid Multifactor ETF - Market Price B 19.39% 11.49% 11.20% Fidelity Small-Mid Multifactor Index℠ A 19.37% 11.80% 11.52% Dow Jones U.S. Completion Total Stock Market Index℠ A 14.96% 9.51% 9.46% Dow Jones U.S. Total Stock Market Index℠ A 21.10% 14.13% 14.33% A From February 26, 2019 B From February 28, 2019, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 26, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 428,135,489
Holdings Count | shares	589
Advisory Fees Paid, Amount	$ 339,784
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$428,135,489
Number of Holdings	589
Total Advisory Fee	$339,784
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 17.9 Financials 16.9 Consumer Discretionary 13.9 Health Care 13.0 Information Technology 11.6 Real Estate 6.7 Materials 5.7 Energy 4.5 Consumer Staples 3.9 Communication Services 2.9 Utilities 2.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 97.3 Puerto Rico 0.6 Canada 0.5 Bermuda 0.4 United Kingdom 0.4 Thailand 0.2 Sweden 0.2 Monaco 0.2 Ireland 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Texas Pacific Land Corp 0.5 EMCOR Group Inc 0.5 Pure Storage Inc Class A 0.4 Toll Brothers Inc 0.4 United Therapeutics Corp 0.4 Reinsurance Group of America Inc 0.4 TechnipFMC PLC 0.4 TopBuild Corp 0.4 International Paper Co 0.4 Casey's General Stores Inc 0.4 4.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Dividend ETF for Rising Rates
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend ETF for Rising Rates
Class Name	Fidelity® Dividend ETF for Rising Rates
Trading Symbol	FDRR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Dividend ETF for Rising Rates for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dividend ETF for Rising Rates	$ 21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, the information technology sector gained 36% and contributed most to the fund's performance for the fiscal year. Exposure to financials stocks, which rose 27%, also helped, as did industrials (+14%), propelled by the capital goods (+19%) industry in particular. The communication services sector increased roughly 12%, while health care was up about 6% and consumer staples advanced 7%, all bolstering performance. The portfolio's stakes in utilities (+19%), energy (+8%), materials (+11%) and real estate (+3%) companies were advantageous as well.
•Turning to individual holdings, the top contributor was Nvidia (+61%), within the semiconductors & semiconductor equipment industry. Also in that category, a position in Broadcom (+83%) provided an added lift. Exposure to software & services firm Microsoft (+25%) was another plus, along with technology hardware & equipment giant Apple (+14%). Among banks, JPMorgan Chase (+38%) further aided performance.
•Conversely, the fund's positions in the consumer discretionary sector returned -2% and hurt most, notably pressured by the consumer services industry (-12%). The portfolio's international holdings detracted overall, hampered in part by broadly stronger U.S. dollar.
•On a stock-specific basis, the biggest detractor was consumer durables & apparel company Nike (-31%). In transportation, a stake in United Parcel Service (-27%) was another challenge for the fund. Pharmaceuticals, biotechnology & life sciences firm Bristol-Myers Squibb returned approximately -20% and hurt as well. Exposure to CVS Health (-20%), a stock in the health care equipment & services group, also proved detrimental. Lastly, in terms of consumer staples distribution & retail holdings, Walgreens Boots Alliance (-45%) further pressured the fund's return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2016 through July 31, 2024. Initial investment of $10,000. Fidelity® Dividend ETF for Rising Rates $10,000 $11,485 $13,098 $13,896 $14,154 $19,471 $19,264 $20,838 $24,558 Fidelity Dividend Index for Rising Rates℠ $10,000 $11,526 $13,195 $14,045 $14,341 $19,793 $19,650 $21,314 $25,156 Russell 1000® Index $10,000 $11,635 $13,519 $14,600 $16,357 $22,568 $21,017 $23,739 $28,843 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Dividend ETF for Rising Rates - NAV A 17.85% 12.06% 12.06% Fidelity® Dividend ETF for Rising Rates - Market Price B 17.95% 12.03% 12.11% Fidelity Dividend Index for Rising Rates℠ A 18.03% 12.36% 12.41% Russell 1000® Index A 21.50% 14.59% 14.37% A From September 12, 2016 B From September 15, 2016, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 544,623,603
Holdings Count | shares	116
Advisory Fees Paid, Amount	$ 961,817
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$544,623,603
Number of Holdings	116
Total Advisory Fee	$961,817
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.5 Financials 13.6 Health Care 11.6 Industrials 9.2 Consumer Discretionary 9.0 Communication Services 7.6 Consumer Staples 5.5 Energy 3.5 Materials 2.5 Real Estate 2.4 Utilities 2.3 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 93.7 United Kingdom 2.0 Germany 1.8 Sweden 1.2 Japan 0.9 Denmark 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.5 NVIDIA Corp 7.4 Microsoft Corp 7.1 Broadcom Inc 2.6 Eli Lilly & Co 2.2 JPMorgan Chase & Co 1.9 UnitedHealth Group Inc 1.9 Texas Instruments Inc 1.6 Johnson & Johnson 1.5 Abbvie Inc 1.4 35.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Fundamental Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Large Cap Value ETF
Class Name	Fidelity® Fundamental Large Cap Value ETF
Trading Symbol	FFLV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fundamental Large Cap Value ETF for the period February 22, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Value ETF A	$ 17	0.38%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.38%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Average Annual Return [Table Text Block]
Net Assets	$ 1,601,511
Holdings Count | shares	114
Advisory Fees Paid, Amount	$ 2,281
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,601,511
Number of Holdings	114
Total Advisory Fee	$2,281
Portfolio TurnoverA	29%
A Amount not annualized
Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.7 Industrials 14.2 Health Care 13.4 Energy 10.1 Information Technology 9.3 Consumer Staples 7.5 Utilities 5.5 Consumer Discretionary 4.5 Real Estate 4.3 Communication Services 3.7 Materials 3.3 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) United States 94.8 Canada 2.4 United Kingdom 1.1 Taiwan 0.9 Spain 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 4.6 JPMorgan Chase & Co 4.5 Cisco Systems Inc 3.6 Wells Fargo & Co 3.1 Hartford Financial Services Group Inc/The 2.6 Bank of America Corp 2.3 Comcast Corp Class A 2.3 UnitedHealth Group Inc 2.2 Travelers Cos Inc/The 2.2 Shell PLC ADR 2.1 29.5